Cash and Bank Balances (Details) - Schedule of Cash and Cash Equivalents	Dec. 31, 2023 MYR (RM)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 MYR (RM)
Schedule of Cash and Cash Equivalents [Abstract]
Cash and bank balances	RM 4,637,260	$ 1,010,450	RM 3,953,991
Cash at share trading accounts	19	5	42,004
Total	RM 4,637,279	$ 1,010,455	RM 3,995,995